Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 136,859,336	$ 133,269,694
Restricted cash	79,442	75,758
Short-term investments	20,714,145	2,272,727
Accounts receivable, net of allowance for doubtful accounts of nil at December 31, 2010 and 2011, respectively	6,233,227	1,098,327
Amounts due from related parties	1,734,405	1,017,434
Deferred tax assets	2,898,399	1,262,092
Other current assets	2,192,988	2,178,369
Total current assets	170,711,942	141,174,401
Long-term investments	1,892,308	4,445,455
Investment in affiliates	2,434,689	859,982
Property and equipment, net	4,436,936	1,406,247
Other non-current assets	928,496	480,564
Non-current deferred tax assets	537,988	319,197
Total Assets	180,942,359	148,685,846
Current liabilities:
Accrued payroll and welfare expenses (including accrued payroll and welfare expense of the consolidated VIEs without recourse to Noah Holdings Limited of 418,441 and 171,725 as of December 31, 2010 and 2011, respectively)	9,477,432	4,621,787
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Noah Holdings Limited of 593,696 and nil as of December 31, 2010 and 2011, respectively)	1,932,895	6,277,598
Uncertain tax position liabilities (including uncertain tax position liabilities of the consolidated VIEs without recourse to Noah Holdings Limited of nil and 322,378 as of December 31, 2010 and 2011, respectively)	322,378
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to Noah Holdings Limited of 4,992,527 and 121,485 as of December 31, 2010 and 2011, respectively)	5,062,950	3,832,241
Total current liabilities	16,795,655	14,731,626
Non-current uncertain tax position liabilities (including uncertain tax position liabilities of the consolidated VIEs without recourse to Noah Holdings Limited of 1,364,122 and 1,004,714 as of December 31, 2010 and 2011, respectively)	1,272,219	1,364,122
Other non-current liabilities	1,854,762	961,277
Total Liabilities	19,922,636	17,057,025
Equity:
Ordinary shares ($0.0005 par value): 94,100,000 shares authorized, 27,830,000 and 27,962,586 shares issued and outstanding as of December 31, 2010 and 2011, respectively	13,981	13,915
Additional paid-in capital	118,905,004	116,067,666
Retained earnings	38,387,488	14,417,538
Accumulated other comprehensive income	3,713,250	1,129,702
Total Equity	161,019,723	131,628,821
Total Liabilities and Equity	$ 180,942,359	$ 148,685,846